Share Capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share Capital	Share capital
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all liabilities. Equity instruments issued by a Group entity are recognized in the amount of the proceeds received, net of direct issue costs.
Prior to the Capital Reorganization the Group’s equity consisted of Class A and Class B ordinary shares (together the “Predecessor Ordinary Shares”). The Group’s authorized share capital was $99.7 million, consisting of the equivalent of 99,961,829 Class A or Class B ordinary shares with a par value of $0.01 per share. All share capital issued as of 31 December 2023 and 2022 was fully paid.
The Capital Reorganization resulted in the following share capital activity:
•All of the outstanding Predecessor Ordinary Shares were exchanged for 180,600,000 Ordinary Shares and 38,330,000 Predecessor Earn Out Shares;
•976,505 of Class A OACB Ordinary Shares were exchanged for Ordinary Shares;
•6,250,000 of Class B OACB Ordinary Shares were exchanged for 5,000,000 Ordinary Shares and 1,250,000 OACB Earn Out Shares; and
•17,493,000 Ordinary Shares were issued in the PIPE Financing.
No dividends were paid or declared during the years ended 31 December 2023, 2022, and 2021.
Share capital and share premium of the Group’s Ordinary Shares issued as of 31 December 2023, and 2022 are as follows (in thousands, except for share amounts):

	2023		2022
	Shares	Share capital and share premium	Shares	Share capital and share premium
Ordinary Shares	266,821,844	1,231,969	252,160,087	1,060,558
Total share capital and share premium	266,821,844	1,231,969	252,160,087	1,060,558

On 10 February 2023, the Company completed a private placement equity offering for gross proceeds of $137.0 million, and transaction costs of $4.1 million, of its ordinary shares, par value $0.01 per share, at a purchase price of $11.57 per share. The shares were delivered from previously issued ordinary shares held by Alvotech’s subsidiary, Alvotech Manco ehf. As a result of proceeds raised from the private placement offering, the Company extinguished the derivative financial liability related to the Senior Bond Warrants since the Company has not anymore the obligation to issue the penny warrants representing 1.0% of the fully diluted ordinary share capital.
This was accounted for as an extinguishment of a derivative financial liability in the consolidated statements of profit or loss and other comprehensive income or loss. See Notes 21 and 28 for further information.
Movements in the Group’s Class A and Class B ordinary shares, share capital and share premium during the years ended 31 December 2023, 2022, and 2021 are as follows (in thousands, except for share amounts):

	Ordinary Shares	Predecessor Ordinary Shares	Share capital	Share premium	Total
Balance at 1 January 2021	—	7,259,139	73	166,740	166,813
Share issue	—	6,222,660	62	833,378	833,440
Balance at 31 December 2021	—	13,481,799	135	1,000,118	1,000,253
Elimination of Predecessor Ordinary Shares (Note 1.1)	—	(13,481,799)	(135)	135	—
Issuance of Ordinary Shares (Note 1.1)	186,576,505	—	1,866	63,169	65,035
PIPE Financing (Note 1.1)	17,493,000	—	175	174,755	174,930
Transaction costs arising on share issue	—	—	—	(5,562)	(5,562)
Predecessor Earn Out Shares (Note 1.1)	38,330,000	—	—	(227,500)	(227,500)
OACB Earn Out Shares (Note 1.1)	1,250,000	—	—	(9,100)	(9,100)
SARs Settlement (Note 22)	3,510,582	—	35	30,267	30,302
Settlement of related party loans with Ordinary Shares	5,000,000	—	50	32,150	32,200
Balance at 31 December 2022	252,160,087	—	2,126	1,058,432	1,060,558
Capital contribution	11,834,061	—	118	132,618	132,736
Vested earn-out shares	—	—	6	8,300	8,306
Penny warrants (Note 28)	2,479,962	—	25	27,159	27,184
Public warrants (Note 28)	553,552	—	6	7,612	7,618
Settlement of RSUs with shares (Note 23)	838,919	—	8	5,095	5,103
Settlement of SARs with shares (Note 22)	(1,044,737)	—	(10)	(9,526)	(9,536)
Balance at 31 December 2023	266,821,844	—	2,279	1,229,690	1,231,969
Alvotech Manco ehf., a subsidiary of Alvotech hf., owns 22,905,618 Ordinary Shares in Alvotech. Such shares are intended for the future issuance of Ordinary Shares under the Management Incentive Plan and other equity offerings.